Taxes on Income (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Expenses Benefit [Line Items]
Current income tax expense benefit	$ 534	$ 1,023	$ 1,382
Taxes in respect of previous years			(52)
Deferred taxes in Israel	63	146	(46)
Income tax expense benefit	597	1,169	1,284
In Israel [Member]
Income Tax Expenses Benefit [Line Items]
Current state and local tax expense benefit	491	945	1,283
Outside Israel [Member]
Income Tax Expenses Benefit [Line Items]
Current foreign tax expense benefit	$ 43	$ 78	$ 99